Derivatives Instruments (Master Netting Agreements) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	$ 192	$ 86
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	192	86
Regulatory deferral
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	4	2
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	4	2
HFT derivatives
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	188	84
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ 188	$ 84